BEST AVAILABLE COPY 23419

FORM D

05001688

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

OMB APPROVAL	
OMB Number:	3235-0076
Expires:	May 31, 2005
Estimated average burden hours per response	16.00

SEC USE ONLY	
Prefix	Serial
DATE RECEIVED	

FORM D

NOTICE OF SALE OF SECURITIES PURSUANT TO REGULATION D, SECTION 4(6), AND/OR UNIFORM LIMITED OFFERING EXEMPTION

RECEIVED JAN 1 1 2005

Name of Offering (☐ check if this is an amendment and name has changed, and indicate change.)
Flexible Premium Variable Life Insurance - Separate Account GT

Filing Under (Check box(es) that apply): ☐ Rule 504 ☐ Rule 505 ☑ Rule 506 ☐ Section 4(6) ☐ ULOE
Type of Filing: ☐ New Filing ☑ Amendment

A. BASIC IDENTIFICATION DATA

1. Enter the information requested about the issuer

Name of Issuer (☐ check if this is an amendment and name has changed, and indicate change.)
Connecticut General Life Insurance Company

Address of Executive Offices (Number and Street, City, State, Zip Code)	Telephone Number (Including Area Code)
280 Trumbull Street, H14A, Hartford, CT 06104	860.757.7045
Address of Principal Business Operations (Number and Street, City, State, Zip Code) (if different from Executive Offices)	Telephone Number (Including Area Code)

Brief Description of Business
Connecticut General Life Insurance Company is a stock life insurance company incorporated in the state of Connecticut, June 22, 1865. Separate Account GT invests in managed accounts

Type of Business Organization
☑ corporation ☐ limited partnership, already formed ☐ other (please specify):
☐ business trust ☐ limited partnership, to be formed

PROCESSED JAN 12 2005

Actual or Estimated Date of Incorporation or Organization: Month 0 6 Year 18 65 ☐ Actual ☑ Estimated
Jurisdiction of Incorporation or Organization: (Enter two-letter U.S. Postal Service abbreviation for State: CN for Canada; FN for other foreign jurisdiction) CT

GENERAL INSTRUCTIONS

Federal:

Who Must File: All issuers making an offering of securities in reliance on an exemption under Regulation D or Section 4(6), 17 CFR 230.501 et seq. or 15 U.S.C. 77d(6).

When To File: A notice must be filed no later than 15 days after the first sale of securities in the offering. A notice is deemed filed with the U.S. Securities and Exchange Commission (SEC) on the earlier of the date it is received by the SEC at the address given below or, if received at that address after the date on which it is due, on the date it was mailed by United States registered or certified mail to that address.

Where To File: U.S. Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, D.C. 20549.

Copies Required: Five (5) copies of this notice must be filed with the SEC, one of which must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear typed or printed signatures.

Information Required: A new filing must contain all information requested. Amendments need only report the name of the issuer and offering, any changes thereto, the information requested in Part C, and any material changes from the information previously supplied in Parts A and B. Part E and the Appendix need not be filed with the SEC.

Filing Fee: There is no federal filing fee.

State:

This notice shall be used to indicate reliance on the Uniform Limited Offering Exemption (ULOE) for sales of securities in those states that have adopted ULOE and that have adopted this form. Issuers relying on ULOE must file a separate notice with the Securities Administrator in each state where sales are to be, or have been made. If a state requires the payment of a fee as a precondition to the claim for the exemption, a fee in the proper amount shall accompany this form. This notice shall be filed in the appropriate states in accordance with state law. The Appendix to the notice constitutes a part of this notice and must be completed.

ATTENTION

Failure to file notice in the appropriate states will not result in a loss of the federal exemption. Conversely, failure to file the appropriate federal notice will not result in a loss of an available state exemption unless such exemption is predictated on the filing of a federal notice.

A. BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:

- Each promoter of the issuer, if the issuer has been organized within the past five years;
- Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer.
- Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
- Each general and managing partner of partnership issuers.

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

SEE ATTACHED LIST

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

(Use blank sheet, or copy and use additional copies of this sheet, as necessary)

B. INFORMATION ABOUT OFFERING

		Yes	No
1.	Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering?	☐	☐
	Answer also in Appendix, Column 2, if filing under ULOE.		
2.	What is the minimum investment that will be accepted from any individual?	$_____	
3.	Does the offering permit joint ownership of a single unit?	☐	☐

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)
Mag Financial

Business or Residence Address (Number and Street, City, State, Zip Code)
2130 Arch Street, 3rd Floor

Name of Associated Broker or Dealer
Philadelphia, PA 19103

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☐ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☐ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☐ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

1. Enter the aggregate offering price of securities included in this offering and the total amount already sold. Enter "0" if the answer is "none" or "zero." If the transaction is an exchange offering, check this box ☐ and indicate in the columns below the amounts of the securities offered for exchange and already exchanged.

Type of Security	Aggregate Offering Price	Amount Already Sold
Debt	$	$
Equity	$	$
☐ Common ☐ Preferred		
Convertible Securities (including warrants)	$	$
Partnership Interests	$	$
Other (Specify Flexible Premium) Variable Life Insurance	$ 165,000.00	$ 505,000.00
Total	$ 165,000.00	$ 505,000.00

Answer also in Appendix, Column 3, if filing under ULOE.

2. Enter the number of accredited and non-accredited investors who have purchased securities in this offering and the aggregate dollar amounts of their purchases. For offerings under Rule 504, indicate the number of persons who have purchased securities and the aggregate dollar amount of their purchases on the total lines. Enter "0" if answer is "none" or "zero."

	Number Investors	Aggregate Dollar Amount of Purchases
Accredited Investors	1	$ 165,000.00
Non-accredited Investors	0	$ 0.00
Total (for filings under Rule 504 only)	1	$ 165,000.00

Answer also in Appendix, Column 4, if filing under ULOE.

3. If this filing is for an offering under Rule 504 or 505, enter the information requested for all securities sold by the issuer, to date, in offerings of the types indicated, in the twelve (12) months prior to the first sale of securities in this offering. Classify securities by type listed in Part C — Question 1.

Type of Offering	Type of Security	Dollar Amount Sold
Rule 505		$ 0.00
Regulation A		$ 0.00
Rule 504		$ 0.00
Total		$ 0.00

4 a. Furnish a statement of all expenses in connection with the issuance and distribution of the securities in this offering. Exclude amounts relating solely to organization expenses of the insurer. The information may be given as subject to future contingencies. If the amount of an expenditure is not known, furnish an estimate and check the box to the left of the estimate.

Transfer Agent's Fees	☑	$ 100.00
Printing and Engraving Costs	☑	$ 100.00
Legal Fees	☑	$ 1,000.00
Accounting Fees	☐	$ 0.00
Engineering Fees	☐	$ 0.00
Sales Commissions (specify finders' fees separately)	☐	$ 3,300.00
Other Expenses (identify) ____	☐	$ 0.00
Total	☑	$ 4,500.00

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

b. Enter the difference between the aggregate offering price given in response to Part C — Question 1 and total expenses furnished in response to Part C — Question 4.a. This difference is the "adjusted gross proceeds to the issuer." .... $ 160,500.00

5. Indicate below the amount of the adjusted gross proceed to the issuer used or proposed to be used for each of the purposes shown. If the amount for any purpose is not known, furnish an estimate and check the box to the left of the estimate. The total of the payments listed must equal the adjusted gross proceeds to the issuer set forth in response to Part C — Question 4.b above.

	Payments to Officers, Directors, & Affiliates	Payments to Others
Salaries and fees	☐ $	☐ $
Purchase of real estate	☐ $	☐ $
Purchase, rental or leasing and installation of machinery and equipment	☐ $	☐ $
Construction or leasing of plant buildings and facilities	☐ $	☐ $
Acquisition of other businesses (including the value of securities involved in this offering that may be used in exchange for the assets or securities of another issuer pursuant to a merger)	☐ $	☐ $
Repayment of indebtedness	☐ $	☐ $
Working capital	☐ $	☐ $
Other (specify): Purchase of portfolio investments for allocation to Separate Account GT	☐ $	☑ $ 160,500.00
	☐ $	☐ $
Column Totals	☐ $ 0.00	☑ $ 160,500.00
Total Payments Listed (column totals added)	☑ $ 160,500.00	

D. FEDERAL SIGNATURE

The issuer has duly caused this notice to be signed by the undersigned duly authorized person. If this notice is filed under Rule 505, the following signature constitutes an undertaking by the issuer to furnish to the U.S. Securities and Exchange Commission, upon written request of its staff, the information furnished by the issuer to any non-accredited investor pursuant to paragraph (b)(2) of Rule 502.

Issuer (Print or Type)	Signature	Date
Connecticut General Life Insurance Company	[signature]	12/29/2004
Name of Signer (Print or Type)	**Title of Signer (Print or Type)**	
Lauren Willerton	Director of Administration	

ATTENTION

Intentional misstatements or omissions of fact constitute federal criminal violations. (See 18 U.S.C. 1001.)

OFFICERS

JONATHAN N. RUBIN	CHIEF FINANCIAL OFFICER SENIOR VICE PRESIDENT
VACANCY	PRESIDENT
DAVID M. CORDANI	SENIOR VICE PRESIDENT
MICHAEL F. FERRIS	SENIOR VICE PRESIDENT
RICHARD H. FORDE	SENIOR VICE PRESIDENT
DAVID B. GERGES	SENIOR VICE PRESIDENT
JAMES R. LYSKI	SENIOR VICE PRESIDENT
MATTHEW G. MANDERS	SENIOR VICE PRESIDENT
JOHN R. PERLSTEIN	SENIOR VICE PRESIDENT CHIEF COUNSEL
GLENN D. POMERANTZ, M.D.	SENIOR VICE PRESIDENT
FRANK SATALINE, JR.	SENIOR VICE PRESIDENT
SCOTT A. STORRER	SENIOR VICE PRESIDENT
JEAN H. WALKER	ACTUARY SENIOR VICE PRESIDENT
GREGORY H. WOLF	SENIOR VICE PRESIDENT
GRANT R. BABYAK	VICE PRESIDENT
YVETTE C. BOCKSTEIN	VICE PRESIDENT
JOSEPH D. BOGDAN	VICE PRESIDENT ACTUARY
J. ERIC BOKLAGE	VICE PRESIDENT
MARGUERITE A. BOSLAUGH	VICE PRESIDENT ACTUARY
RICHARD A. BROWNMILLER	VICE PRESIDENT
JAMES H. BRYANT III	VICE PRESIDENT
CLAIRE MARIE BURCHILL	VICE PRESIDENT
JOHN D. CAREY	VICE PRESIDENT
WILLIAM C. CARLSON	VICE PRESIDENT
ROBERT P. CARROLL	VICE PRESIDENT
MARY LOUISE CASEY	VICE PRESIDENT - DERIVATIVES
CHARLES R. CATALANO	VICE PRESIDENT
WILLIAM J. CORBA	VICE PRESIDENT
ANDREW D. CROOKS	VICE PRESIDENT
THOMAS A. CROSWELL	VICE PRESIDENT
DONALD M. CURRY	VICE PRESIDENT
DAVID G. DEVEREAUX	VICE PRESIDENT
MARIO P. DIBLASI	VICE PRESIDENT
KEITH A. DIXON	VICE PRESIDENT
CRAIG DOMERACKI	VICE PRESIDENT
ROBERTO C. ECKER	VICE PRESIDENT
IRA EDELBLUM	VICE PRESIDENT
DARYL W. EDMONDS	VICE PRESIDENT
ROBERT FAIR	VICE PRESIDENT

AS OF: 10/19/2004

KAREN E. FERRELL	VICE PRESIDENT
BARRY G. FORD	VICE PRESIDENT
JOHN P. FREY	VICE PRESIDENT ASSISTANT TREASURER
ROBERT S. FRY	VICE PRESIDENT
GAIL M. GARCIA	VICE PRESIDENT
THOMAS J. GARVEY	VICE PRESIDENT
ANDREA GELZER, M.D., M.S.	VICE PRESIDENT
IAN A. GLEW	VICE PRESIDENT
DAVID A. GORDON	VICE PRESIDENT
JOSEPH C. GREGOR	VICE PRESIDENT
RICK J. GRIZZLE	VICE PRESIDENT
MICHELE I. HAAS	VICE PRESIDENT
MICHAEL R. HALFORD	VICE PRESIDENT
GRAEME H. HANNAH	VICE PRESIDENT
DENNIS P. HANNIGAN	VICE PRESIDENT
STEPHEN D. HARRIS	VICE PRESIDENT
STANDLEY H. HOCH	VICE PRESIDENT ACTUARY
REGINA E. HOOVER	VICE PRESIDENT
MARIANN F. HUNTER	VICE PRESIDENT
SCOTT T. JOSEPHS, M.D.	VICE PRESIDENT
ROBERT JUSTICH	VICE PRESIDENT
ASLAM M. KHAN, M.D., M.M.	VICE PRESIDENT
KAREN E. KOCHER	VICE PRESIDENT
J. DANIEL KOLLEFRATH	VICE PRESIDENT
JAMES D. KOREN, M.D.	VICE PRESIDENT
SCOTT D. LAW	VICE PRESIDENT
RANDEE H. LEHRER	VICE PRESIDENT
FRANK L. LUCIA	VICE PRESIDENT
MARK P. MARSTERS	VICE PRESIDENT
THOMAS J. MARTEL	VICE PRESIDENT
BARRY R. MCHALE	VICE PRESIDENT TREASURER
GEORGE J. MCNAMARA	VICE PRESIDENT
ANDREW J. MELLEN	VICE PRESIDENT
JAY M. MENARIO	VICE PRESIDENT
BRADLEY K. MILLER	ACTUARY VICE PRESIDENT
EDGAR A. MIRANDA	VICE PRESIDENT
ROBERT F. MULLINS, JR.	VICE PRESIDENT
JEFFERY L. NOVAK	VICE PRESIDENT
RANDALL B. ODZER	VICE PRESIDENT
JOSEPH G. O'ROURKE	VICE PRESIDENT
STEPHEN A. OSBORN	VICE PRESIDENT
MARK A. PARSONS	VICE PRESIDENT
ANTHONY PEREZ	VICE PRESIDENT
DUNG A. PHAN	ACTUARY VICE PRESIDENT
DAVID M. PORCELLO	VICE PRESIDENT ASSISTANT TREASURER

AS OF: 10/19/2004

SHIRLEY M. PUCCINO	VICE PRESIDENT
KAREN S. ROHAN	VICE PRESIDENT
JEAN C. RUSH	VICE PRESIDENT
JAMES R. SABOLIK	VICE PRESIDENT
MARK A. SANTACROCE	VICE PRESIDENT
DAVID S. SCHEIBE	VICE PRESIDENT
	ASSISTANT TREASURER
ROBERTA P. SCHMIDT	VICE PRESIDENT
SCOTT D. SCHNEIDER	VICE PRESIDENT
MORDECAI SCHWARTZ	VICE PRESIDENT
JOHN A. SHAW	VICE PRESIDENT
RICHARD J. SHEPLER	VICE PRESIDENT
VINCENT L. SHRECKENGAST	VICE PRESIDENT
DANIEL H. SIGG	VICE PRESIDENT
JOHN W. SORROW	VICE PRESIDENT
STEPHEN C. STACHELEK	VICE PRESIDENT
BRIAN M. SWEENEY	VICE PRESIDENT
EDWARD M. TANIDA	VICE PRESIDENT
JEFFREY S. TERRILL	VICE PRESIDENT
MICHAEL W. TRIPLETT	VICE PRESIDENT
JOSEPH E. TURGEON III	VICE PRESIDENT
PETER J. VOGT	VICE PRESIDENT
	ACTUARY
JAMES K. WANG, M.D.	VICE PRESIDENT
JEFFREY M. WEINMAN	ACTUARY
	VICE PRESIDENT - INVESTMENT RISK MANAGEME
BRIAN D. WELLS	VICE PRESIDENT
ALLEN L. WEST	VICE PRESIDENT
SAMUEL L. WESTOVER	VICE PRESIDENT
RICHARD M. WHITE	VICE PRESIDENT
JEFFREY S. WINER	VICE PRESIDENT
STEVEN D. WIRPEL	VICE PRESIDENT
MICHAEL R. WISE	VICE PRESIDENT
LESLIE A. WOZ	VICE PRESIDENT
JOHN P. AMBROSE, JR.	ASSISTANT VICE PRESIDENT
SAM J. ARDENTI	ASSISTANT VICE PRESIDENT
FRANKLIN C. BARLOW	ASSISTANT VICE PRESIDENT
KELLY K. BRUNDIN	ASSISTANT VICE PRESIDENT
	ACTUARY
STEPHANIE B. BYRNE	ASSISTANT VICE PRESIDENT
BETH O. CARLSON	ASSISTANT VICE PRESIDENT
JEFFREY W. DACOSTA	ASSISTANT VICE PRESIDENT
R. STEPHEN DANIELS	ASSISTANT VICE PRESIDENT
BARBARA G. DEMAIO	ASSISTANT VICE PRESIDENT
PHILIP J. D'ORIA JR.	ASSISTANT VICE PRESIDENT
MICHAEL S. DUNN	ASSISTANT VICE PRESIDENT
EDWARD A. FARUOLO	ASSISTANT VICE PRESIDENT
SHAWN M. FITZGIBBON	ASSISTANT VICE PRESIDENT
LYNNE M. FLETCHER	ASSISTANT VICE PRESIDENT
TIMOTHY E. FREELAND	ASSISTANT VICE PRESIDENT
JACOB GALLOZA	ASSISTANT VICE PRESIDENT

AS OF: 10/19/2004

GLENN M. GERHARD	ASSISTANT VICE PRESIDENT
GUS GIRALDO	ASSISTANT VICE PRESIDENT ACTUARY
PETE GRESKOFF	ASSISTANT VICE PRESIDENT ACTUARY
JARED M. GROSS	ASSISTANT VICE PRESIDENT ACTUARY
ANDREW G. HELMING	ASSISTANT VICE PRESIDENT
PHILIP A. HEUBNER	ASSISTANT VICE PRESIDENT
STEPHEN D. IDE	ASSISTANT VICE PRESIDENT
BENJAMIN W. KATZ	ASSISTANT VICE PRESIDENT
TRACY L. LABONTE	ASSISTANT VICE PRESIDENT
LEER LAMBERT	ASSISTANT VICE PRESIDENT ACTUARY
ALAN J. LEBOW	ASSISTANT VICE PRESIDENT ACTUARY
EDWARD LEWIS	ASSISTANT VICE PRESIDENT
THOMAS X. LONERGAN	ASSISTANT VICE PRESIDENT ACTUARY
JOHN W. MATHENY	ASSISTANT VICE PRESIDENT
RANDY MATHEWS	ASSISTANT VICE PRESIDENT
SUSAN MCMULLEN	ASSISTANT VICE PRESIDENT
MARTA MEESTER	ASSISTANT VICE PRESIDENT
STEVEN G. MELLAS	ASSISTANT VICE PRESIDENT
JAMES A. MESSINA	ASSISTANT VICE PRESIDENT
TROY C. MILBRANDT	ASSISTANT VICE PRESIDENT ACTUARY
JOHN J. O'GORMAN	ASSISTANT VICE PRESIDENT
SHAW-ANN S. PAONE	ASSISTANT VICE PRESIDENT
CYNTHIA J. PIGG	ASSISTANT VICE PRESIDENT
JOHN C. RADEMACHER	ASSISTANT VICE PRESIDENT
AMY S. REAVIS	ASSISTANT VICE PRESIDENT
GARY E. RICHINS	ASSISTANT VICE PRESIDENT
JOHN T. ROTTKAMP	ASSISTANT VICE PRESIDENT ACTUARY
KAREN L. SHULLICK	ASSISTANT VICE PRESIDENT
ROBERT C. SOULES	ASSISTANT VICE PRESIDENT
JOHN D. SUGAR	ASSISTANT VICE PRESIDENT
JEFFREY W. THACKERAY	ASSISTANT VICE PRESIDENT
JOSEPH J. URBANSKI	ASSISTANT VICE PRESIDENT
JULIE A. VAYER	ASSISTANT VICE PRESIDENT
J. MICHAEL WALTER	ASSISTANT VICE PRESIDENT
DEBORAH WIACEK	ASSISTANT VICE PRESIDENT
DAVID M. WILDFEUER	ASSISTANT VICE PRESIDENT
GARY M. WOLTERS	ASSISTANT VICE PRESIDENT
JAMES YABLECKI	ASSISTANT VICE PRESIDENT ACTUARY
JAMES R. ACKER	DIRECTOR
ELLEN F. BARRETT	DIRECTOR
LINDA A. COLEMAN	DIRECTOR
STEPHEN F. DOYLE	DIRECTOR

AS OF: 10/19/2004

ANDREW M. DUNN	DIRECTOR
ELIZABETH P. HANCOCK	DIRECTOR
CAROL L. HOUGH	DIRECTOR
MELINDA S. LEFEBVRE	DIRECTOR
SHEILA J. MC GINLEY-GRAZIOSI	DIRECTOR
KATHERINE OVERBYE	DIRECTOR
ERIC P. PALMER	DIRECTOR
	ACTUARY
KATHLEEN A. PREACLEY	DIRECTOR
JULIA MCGIFFORD SCHUBEL	DIRECTOR
CAROL J. SKORULSKI	DIRECTOR
VICTORIA L. SMITH	DIRECTOR
DEBRA M. STEINES	DIRECTOR
ALLAN P. WICK	DIRECTOR
LAUREN G. WILLERTON	DIRECTOR
RENEE R. CIESLUKOWSKI	ACTUARY
JILL S. HERBOLD	ACTUARY
ALLAN R. SANTOS	ACTUARY
DANIEL J. SPILLANE	ACTUARY
MATTHEW L. WORTHINGTON	ACTUARY
PATRICIA A. CHIN	SENIOR ACTUARIAL ANALYST
XIAOPING HU	ACTUARIAL ASSOCIATE
SUSAN L. COOPER	CORPORATE SECRETARY
EUGENE T. DIEBOLD	SECRETARY
STEVEN M. BUSEL	ASSISTANT DIRECTOR
MARGARET D. FREDERICK	ASSISTANT DIRECTOR
BRENDA L. HOANG	ASSISTANT DIRECTOR
ANN MARIE JUREK	ASSISTANT DIRECTOR
JEFFREY J. KRAUSS	ASSISTANT DIRECTOR
ELIZABETH E. QUATTROCHI	ASSISTANT DIRECTOR
DANIEL P. SCHMITT	ASSISTANT DIRECTOR
EDMUND J. SKOWRONEK, JR.	ASSISTANT DIRECTOR
TOM W. TANG	ASSISTANT DIRECTOR
STEPHEN R. TENAGLIO	ASSISTANT DIRECTOR
LISA M. WILLIAMS	ASSISTANT DIRECTOR
MARITZA T. ZABROSKI	ASSISTANT DIRECTOR
CATHERINE A. REES	INTELLIGENCE/INFORMATION OFFICER
CRAIG A. SHUMARD	CHIEF INTELLIGENCE/INFORMATION OFFICER
GEORGE J. PAPAGELIS	REGIONAL DIRECTOR
R. WADE RIDDLE	ASSISTANT ACTUARY
JENNIFER S. STRASSNER	ASSISTANT ACTUARY
ANDREA B. DANIELS	ASSISTANT CORPORATE SECRETARY
ROBERT J. UPTON	ASSISTANT CORPORATE SECRETARY
PAMELA S. WILLIAMS	ASSISTANT CORPORATE SECRETARY
SHIRLEY M. ALLSHOUSE	ASSISTANT SECRETARY
JEFFREY A. BRUNETTI	ASSISTANT SECRETARY
SUSAN B. CELMER	ASSISTANT SECRETARY
JEFFREY L. CHAMBERS	ASSISTANT SECRETARY
JOANNE L. DORAK	ASSISTANT SECRETARY
KAMLESH KOTHARI	ASSISTANT SECRETARY
MARK B. LEACH	ASSISTANT SECRETARY

AS OF: 10/19/2004

JAMES A. LUDWIG	ASSISTANT SECRETARY
BRUCE A. NOAKES	ASSISTANT SECRETARY
NICHOLAS P. PERUGINI	ASSISTANT SECRETARY
TIMOTHY S. SHERIDAN	ASSISTANT SECRETARY
DANIEL SMOLCZYNSKI	ASSISTANT SECRETARY
BONNIE P. STEK	ASSISTANT SECRETARY
LAURIEANN TUTTLE	ASSISTANT SECRETARY
MARGARET I. WHITEMAN	ASSISTANT SECRETARY
SEAH BEE CHENG	ASSISTANT TREASURER
SHARON S. DIBONA	ASSISTANT TREASURER
JOANNE R. HART	ASSISTANT TREASURER
STEVEN J. PLATT	ASSISTANT TREASURER

AS OF: 10/19/2004